Income Tax (Details) - Schedule of Loss before Income Taxes - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss before Income Taxes [Line Items]
Loss before income taxes	¥ (872,829,192)	¥ (744,748,251)	¥ (382,929,166)
Chinese Mainland [Member]
Schedule of Loss before Income Taxes [Line Items]
Loss before income taxes	(627,881,824)	(506,323,501)	(371,992,927)
Hong Kong S.A.R and overseas entities [Member]
Schedule of Loss before Income Taxes [Line Items]
Loss before income taxes	¥ (244,947,368)	¥ (238,424,750)	¥ (10,936,239)